UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-08993

Prasad Series Trust

(Exact name of registrant as specified in charter)

8869 Brecksville Road, Suite C, Brecksville Ohio 44141

(Address of principal executive offices)

(Zip code)

Rajendra Prasad, 1310 East Ocean Blvd., Unit #1401, Long Beach, CA 90802

(Name and address of agent for service)

Copy to:

Michael J. Meaney, Esq.

McDonald, Hopkins, Burke & Haber Co., L.P.A.

2100 Bank One Center, 600 Superior Avenue, East, Cleveland, Ohio 44114

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: March 31

Date of reporting period: September 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

Prasad Growth Fund

September 30, 2005

(Unaudited)

Prasad Growth Fund

Graphical Illustration (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Prasad Growth Fund

		Schedule of Investments in Securities
		September 30, 2005 (Unaudited)
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
	Banks (Foreign)
600	Banco Bradesco	$29,352	2.84%

	Building (Heavy Construction)
1,000	Chicago Bridge	31,090	3.01%

	Building (Miscellaneous Products)
300	Building Materials	27,978
450	USG Corp.	30,924
		58,902	2.70%
	Business Service (Miscellaneous)
1,200	Ventiv Health, Inc.	31,452	3.04%

	Business Service (Security/Safety)
450	American Science and Engineering	29,516	2.85%

	Computer (Makers)
630	Apple Computer, Inc.	33,774	3.26%

	Electronic Semiconductor (Manufacturing)
800	Diodes, Inc.	29,008
1,300	Portal Player	35,659
1,500	Sigmatel, Inc.	30,360
		95,027	9.19%
	Energy (Coal)
500	Consol Energy, Inc.	38,135
700	Fording Canadian Coal Trust	29,799
		67,934	6.57%
	Energy (Other Sources)
1,000	Fondation Coal	38,450	3.72%

	Healthcare (Instruments)
1,300	Cutera	33,722	3.26%

	Internet (Service Provider)
100	Google, Inc.	31,646
350	Netease.com, Inc.	31,504
		63,150	6.10%
	Investment (Brokers)
850	GFI Group, Inc.	34,994	3.38%

	Machinery (Construction/Mining)
1,000	JLG Industries, Inc.	36,590
700	Joy Global, Inc.	35,322
		71,912	6.95%
Prasad Growth Fund

		Schedule of Investments in Securities
		September 30, 2005 (Unaudited) (Continued)
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
	Machinery (Industrial)
700	Gardner Denver	31,220	3.02%

	Metal Products (Pipe & Tube)
500	Quanex Corp.	33,110	3.20%

	Mining (Miscellaneous)
700	Copanhia Vale Do Rio Doce	30,702	2.97%

	Steel (Alloy)
1,000	RTI International Metals	39,350	3.80%

	Steel (Basic)
1,000	Mechel Steel	36,480
250	Tenaris SA ADR	34,460
		70,940	6.81%
	Telecomm (Cellular)
1,300	America Movil S.A. DE C.V	34,216
700	Vimpel Comm	31,108
		65,324	6.31%
	Telecomm (Services)
800	Comtech Telecommunications Corp.	33,176	3.21%

	Transportation (Equipment Manufacturing)
800	Freight Car America	32,624	3.15%

	TOTAL COMMON STOCK	955,721	92.39%

Prasad Growth Fund

		Schedule of Investments in Securities
		September 30, 2005 (Unaudited) (Continued)
Shares/Principal Amount		Market Value	% of Assets

CALL OPTIONS
	Building (Cement)
1,000	Cemex SA DE CV Call: April 2006 @ 55	3,800	0.37%

	Computer (Networks)
1,000	Netgear, Inc. Call: December 2005 @ 22.5	2,950	0.29%

	Computer (Graphics)
2,000	Synaptics, Inc. Call: March 2006 @ 22.5	2,700	0.26%

	Drug (Biomedical/Genetic)
2,000	ImClone Systems, Inc. Call: January 2006 @ 60	200	0.02%

	Drug (Generic)
1,000	Teva Pharmaceuticals Call: January 2007 @ 40	1,400	0.14%

	Electronic (Semiconductor Equipment)
1,000	M-Systems Flash Disk Pioneers, Ltd. Call: January 2006 @ 25	5,900	0.57%

	Electronic (Semiconductor Manufacturing)
2,000	MicroSemi Corp. Call: December 2005 @ 22.5	6,600	0.64%

	Healthcare (Products)
1,000	Boston Scientific Call: January 2007 @ 40	400	0.04%

	Insurance (Property/Casualty)
2,000	Endurance Specialty Call: October 2005 @ 40	0	0.00%

	Internet (E Commerce)
1,000	EBay Call: January 2007 @ 50	3,730
1,000	Yahoo Call: January 2006 @ 50	750
		4,480	0.43%
	Internet (Service Provider)
1,000	Infospace Call: January 2006 @ 40	200	0.02%

	Office (Supplies)
1,000	Global Imaging Systems, Inc. Call: November 2005 @ 40	0	0.00%

	Personal (Shoes)
1,000	Deckers Outdoor Corp. Call: December 2005 @ 40	450	0.04%

	Petroleum (Drilling)
500	Helmerich & Payne, Inc. Call: March 2006 @ 60	3,250	0.31%

	Petroleum (International Integrated)
1,000	Petro Kazakhstan Call: February 2006 @ 55	1,300
3,000	Petro Kazakhstan Call: February 2006 @ 60	1,650
		2,950	0.29%

Prasad Growth Fund

		Schedule of Investments in Securities
		September 30, 2005 (Unaudited) (Continued)
Shares/Principal Amount		Market Value	% of Assets

CALL OPTIONS
	Retail (Apparel)
1,000	American Eagle Outfitters, Inc. Call: January 2006 @ 60	650	0.06%

	Retail (Department Stores)
2,000	JC Penny Call: January 2006 @ 60	400	0.04%

	Software (Security)
1,000	Verisign, Inc. Call: January 2007 @ 25	2,750	0.27%

	Telecommunications (Equipment)
1,000	Corning, Inc. Call: January 2007 @ 20	3,500	0.34%

	Transportation (Equipment Manufacturing)
1,000	Corning, Inc. Call: January 2006 @ 95	1,450	0.14%

	TOTAL CALL OPTIONS	44,030	4.26%

Money Market Funds
42,325	First American Treasury Obligation Class Y 2.14%**	42,325	4.09%

	TOTAL MONEY MARKET FUNDS	42,325	4.09%

	Total Investments (Cost - $989,656)	1,042,076	100.74%

	Liabilities in excess of other Assets	(7,628)	-0.74%

	Net Assets	$1,034,448	100.00%

* Non Income Producing Security

** Variable Rate Security; The Coupon Rate shown represents the rate at September 30, 2005.

The accompanying notes are an integral part of the financial statements.

Prasad Growth Fund

Statement of Assets and Liabilities
September 30, 2005 (Unaudited)

Assets:
Investment Securities at Market Value	$1,042,076
(Identified Cost - $989,656)
Accrued Dividends and Interest	441
Receivable for Securities Sold	155,558
Total Assets	1,198,075
Liabilities
Accrued Management Fees	1,236
Payable for Securities Purchased	162,391
Total Liabilities	163,627
Net Assets	$1,034,448
Net Assets Consist of:
Paid in Capital	1,744,098
Accumulated Undistributed Net Investment Loss	(3,311)
Accumulated Realized Loss on Options - Net	(272,835)
Accumulated Realized Loss on Investments - Net	(485,924)
Unrealized Appreciation in Value
of Investments Based on Identified Cost - Net	52,420
Net Assets, for 180,556 Shares Outstanding	$1,034,448
Net Asset Value and Redemption Price
Per Share ($1,034,448/180,556 shares)	$5.73

The accompanying notes are an integral part of the financial statements.

Prasad Growth Fund

Statement of Operations
For the six months ended September 30, 2005 (Unaudited)

Investment Income:
Dividends	$2,551
Interest	1,475
Total Investment Income	4,026
Expenses
Management Fees (Note 2)	7,337
Total Expenses	7,337

Net Investment Income (Loss)	(3,311)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	120,492
Realized Loss on Options	(17,163)
Unrealized Appreciation on Investments	51,508
Net Realized and Unrealized Gain on Investments	154,837

Net Decrease in Net Assets from Operations	$ 151,526

The accompanying notes are an integral part of the financial statements.

Prasad Growth Fund

Statement of Changes in Net Assets
	(Unaudited)
	4/1/2005	10/1/2004
	to	to
	9/30/2005	3/31/2005
From Operations:
Net Investment Loss	($3,311)	($3,322)
Net Realized Gain (Loss) on Investments	120,492	(8,686)
Net Realized Gain (Loss) on Options	(17,163)	(3,832)
Net Unrealized Appreciation (Depreciation)	51,508	(16,637)
Increase (Decrease) in Net Assets from Operations	151,526	(32,477)
From Capital Share Transactions:
Proceeds From Sale of Shares	34,507	397,194
Cost of Shares Redeemed	(83,499)	(406,692)
Net Increase (Decrease) from Shareholder Activity	(48,992)	(9,498)

Net Increase (Decrease) in Net Assets	102,534	(41,975)

Net Assets at Beginning of Period	931,914	973,889

Net Assets at End of Period	$1,034,448	$931,914

Share Transactions:
Issued	6,824	76,500
Reinvested	0	0
Redeemed	(14,991)	(77,049)
Net Increase (Decrease) in shares	(8,167)	(549)
Shares outstanding beginning of period	188,723	189,272
Shares outstanding end of period	180,556	188,723

Note: The Fund had no undistributed net investment income, accumulated loss, or accumulated distributions in excess of net investment income for each of the periods presented.

The accompanying notes are an integral part of the financial statements.

Prasad Growth Fund

Financial Highlights
Selected data for a share outstanding throughout the period:

	(Unaudited)
	4/1/2005		10/1/2004	10/1/2003	10/1/2002	10/1/2001	10/1/2000
	to		to	to	to	to	to
	9/30/2005		3/31/2005	3/31/2004	3/31/2003	3/31/2002	3/31/2001
Net Asset Value -
Beginning of Period	$4.94		$5.15	$3.32	$4.36	$3.62	$17.60
Net Investment Loss (a)	(0.02)		(0.02)	(0.02)	(0.03)	(0.04)	(0.01)
Net Gains or Losses on Securities
(realized and unrealized)	0.81		(0.19)	1.85	(1.01)	0.78	(9.50)
Total from Investment Operations	0.79		(0.21)	1.83	(1.04)	0.74	(9.51)
Dividends
(from net investment income)	0.00		0.00	0.00	0.00	0.00	0.00
(from capital gains)	0.00		0.00	0.00	0.00	0.00	(4.47)
Total Distributions	0.00		0.00	0.00	0.00	0.00	(4.47)
Net Asset Value -
End of Period	$5.73		$4.94	$5.15	$3.32	$4.36	$3.62

Total Return (b)	15.99%		(4.08)%	55.12%	(24.31)%	20.44%	(67.00)%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	1,034		932	974	555	823	688

Ratio of Expenses to Average Net Assets	1.50%	(c)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Income to Average Net Assets	(0.68)%	(c)	(0.31)%	(0.46)%	(0.74)%	(0.87)%	(0.10)%
Portfolio Turnover Rate	792.84%	(c)	676.95%	911.49%	563.67%	523.69%	1013.09%

(a) Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
(b) Total returns shown assumes reinvestment of dividends.
(c) Annualized

The accompanying notes are an integral part of the financial statements.

PRASAD GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2005 (UNAUDITED)

1.)

SIGNIFICANT ACCOUNTING POLICIES

The Prasad Growth Fund (“Fund”) is an open-end management investment company, organized as a Trust under the laws of the State of Delaware by a Declaration of Trust in July 1998.  The Fund’s investment objective is to obtain capital appreciation.  In seeking its objective, this Fund will invest at least 65% of its total assets in equity securities.  Significant accounting policies of the Fund are presented below:

When the Adviser believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market mutual funds, high-quality short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

SECURITY VALUATION:

The Fund invests in a wide variety of equity and debt securities.  The investments in securities are carried at market value.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price.  Over-the-counter securities are valued on the basis of the bid price at the close of each business day.  Short-term investments are valued at amortized cost, which approximates market.  Securities for which market quotations are not readily available will be valued at fair value as determined in good faith pursuant to procedures established by the Board of Directors.

SECURITY TRANSACTION TIMING

Security transactions are recorded on the dates transactions are entered into.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Interest income is recorded as earned.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.

INCOME TAXES:

It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains. The Fund is a registered investment company under subchapter M of the Internal Revenue Code and it does not make income tax provisions.

ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

OTHER:

Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

2.)

INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory and administration agreement with Mutual Funds Leader, Inc.  The Investment Advisor receives from the Fund as compensation for its services an annual fee of 1.5% on the Fund's net assets. The Advisor pays all expenses of the fund except for brokerage fees, taxes interest and extraordinary expenses.  From time to time, Mutual Funds Leader, Inc. may elect to waive some or all of the fees and may reimburse expenses of the Fund.  The Fund paid investment management fees of $7,337 during the six months ended September 30, 2005.

3.)

RELATED PARTY TRANSACTIONS

Certain owners of Mutual Funds Leader, Inc. are also owners and/or directors of the Prasad Growth Fund.  These individuals may receive benefits from any management fees paid to the Advisor.

4.)

CAPITAL STOCK AND DISTRIBUTION

At September 30, 2005 an indefinite number of shares of capital stock were authorized, and paid in capital amounted to $1,774,098.

5.)

PURCHASES AND SALES OF SECURITIES

During the six months ended September 30, 2005, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $3,447,035 and $3,042,029 respectively here were no purchases or sales of U.S. Government obligations.

6.)

CAPITAL LOSS CARRY FOWARDS

As of September 30, 2005, the Fund has federal income tax capital loss carryforwards of approximately $335,000 expiring as follows:

Years	Amount
2010	$222,000
2011	101,000
2013	12,000
$335,000

     As of September 30, 2005, the Fund has an operating loss carry forward of $31,334 expiring between 2018 - 2025.

PRASAD GROWTH FUND

EXPENSE ILLUSTRATION

SEPTEMBER 30, 2005 (UNAUDITED)

As a shareholder of the Prasad Growth Fund, you incur one type of cost: management fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2005 through September 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 1, 2005	September 30, 2005	April 1,2005 to September 30,2005

Actual	$1,000.00	$1,159.92	$8.12
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.55	$7.59

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PRASAD GROWTH FUND

ADDITIONAL INFORMATION (UNAUDITED)

SEPTEMBER 30, 2005

Information about Trustees and Officers

The business affairs of the Fund are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. The SAI includes additional information about the fund’s Trustees and officers and is available, without charge upon request, by calling toll-free 1-877-772-7231 or can be reviewed at www.prasad.net under prospectus.

Interested Trustees and Officers

Name, Address and Age	Position held with Trust	Term of Office and Length of Time Served.	Principal Occupation(s) During last five years	Number of Portfolio’s overseen by Trustee.	Other Directorships held by Trustee or Officer
Rajendra Prasad, M.D. * 1310 East Ocean Blvd. #1401 Long Beach, CA 90802 Age: 60	Trustee	Since 1998	Portfolio manager for Prasad Growth Fund. Physician in private practice	1	0

* Trustees who are considered “interested persons” are defined in Section 2(A)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Investment Adviser.

PRASAD GROWTH FUND

ADDITIONAL INFORMATION (UNAUDITED)

SEPTEMBER 30, 2005

Information about Trustees and Officers

The business affairs of the Fund are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. The SAI includes additional information about the fund’s Trustees and officers and is available, without charge upon request, by calling toll-free 1-877-772-7231 or can be reviewed at www.prasad.net under prospectus.

Interested Trustees and Officers

Name, Address and Age	Position held with Trust	Term of Office and Length of Time Served.	Principal Occupation(s) During last five years	Number of Portfolio’s overseen by Trustee.	Other Directorships held by Trustee or Officer
Rajendra Prasad, M.D. * 1310 East Ocean Blvd. #1401 Long Beach, CA 90802 Age: 60	Trustee	Since 1998	Portfolio manager for Prasad Growth Fund. Physician in private practice	1	0

* Trustees who are considered “interested persons” are defined in Section 2(A)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Investment Adviser.

PRASAD GROWTH FUND

ADDITIONAL INFORMATION (UNAUDITED)

SEPTEMBER 30, 2005 (CONTINUED)

Non-Interested Trustees and Officers

Name, Address and Age	Position held with Trust	Term of Office and Length of Time Served.	Principal Occupation(s) During last five years	Number of Portfolio’s overseen by Trustee.	Other Directorships held by Trustee or Officer
Samir Thakkar MBA, ChFC, CFP 575 Anton Boulevard, Suite 150 Costa Mesa, CA 92626 48	Trustee	Since 1998	Managing Partner and Registered Principal 20/20 Financial Advisers, L. L. C.	1	0
Ratan Lalchandani 1516 Via Asturias Palos Verdes Estates, CA 90274 Age 61	Trustee	Since 2003	Retired Engineer	1	0

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on March 1, 2005. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-877-772-7231 or on the Funds website www.prasad.net.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, 2005, are available without charge upon request by (1) calling the Fund at 1-877-772-7231 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be viewed at www.prasad.net.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-1-877-772-7231 to request a copy of the SAI or to make shareholder inquiries or can be viewed at www.prasad.net, under prospectus.

Past performance does not predict future performance.

Shareholder should be aware of the fact that when they redeem shares and make a profit, there would be tax liability.  Also shareholders should be aware of the fact that if the fund distributes dividends or capital gains, it would be taxable to them based on the percentage of shares owned by them.

Prasad Series Trust Privacy Policy

In the course of doing business with Prasad Series Trust, you share personal and financial information with us.  We treat this information as confidential and recognize the importance of protecting access to it.

Collection of Customer Information

You may provide information when communicating or transacting with us in writing, electronically, or by phone.  For instance, information may come from applications, requests for forms or literature, and your transactions and account positions with us.  On occasion, such information may come from consumer reporting agencies and those providing services to us.

Disclosure of Customer Information

We do not sell information about current or former customers to any third parties, and we do not disclose it to third parties unless necessary to process a transaction, service an account, or as otherwise permitted by law.  We may share that information with companies that perform services for Prasad Series Trust.  When we enter into such a relationship, our contracts restrict the companies' use of our customer information, prohibiting them from sharing or using it for any purposes other than those for which they were hired.

Security of Customer Information

We maintain physical, electronic, and procedural safeguards to protect your personal information.  Within Prasad Series Trust, access to such information is limited to those who need it to perform their jobs, such as servicing your accounts, resolving problems, or informing you of new products or services.

Board of Trustees

Rajendra Prasad

Samir Thakkar

Ratan Lalchandani

Investment Adviser

Mutual Funds Leader, Inc.

1310 East Ocean #1401

Long Beach, CA 90802

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd., Suite C

Brecksville, Ohio 44141

Custodian

U.S. Bank

P.O. Box 640994

Cincinnati, Ohio 45264-0994

Counsel

McDonald Hopkins Co., LPA

2100 Bank One Center

600 Superior Avenue, E

Cleveland, Ohio 44114

Independent Auditors

Meyler & Company, LLC.

Certified Public Accountants

One Arin Park

1715 Highway 35

Middletown, NJ 07748

This report is provided for the general information of the shareholders of the Prasad Growth Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of September 30, 2005 the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Prasad Series Trust

By /s/Rajendra Prasad

*Rajendra Prasad

Chairman, CEO

Date December 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Rajendra Prasad

*Rajendra Prasad

Chairman, CEO

Date December 7, 2005

* Print the name and title of each signing officer under his or her signature.